Leases (Tables)	12 Months Ended
Mar. 31, 2015
Leases [Abstract]
Future minimum payments for capital leases
Future minimum payments under capital leases for the years ended March 31,	Principal repayment $ in thousands	Interest payment $ in thousands	Total obligations $ in thousands

2016	23	2	25
2017	23	1	24
2018	20	1	21
2019	2	0	2

	68	4	72

Future minimum payments for operating leases

Year ending March 31,	$ in thousands

2016	1,307
2017	1,341
2018	1,383
2019	1,383
2020	461
5,875

Future minimum rental income

Year ending March 31,	$ in thousands

2016	119
2017	122
2018	107
2019	20
368